Staff costs and Directors' Remuneration (Schedule of Directors' Remuneration) (Details)	12 Months Ended
Dec. 31, 2025 USD ($) shares
James F. Park
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Robert A. Bedingfield
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 225,000
Director Fees Paid as Shares | shares	29,738
Constantin Papadimitriou
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 220,000
Director Fees Paid as Shares | shares	13,280
Somit Varma
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 230,000
Director Fees Paid as Shares | shares	30,545
Sylvia Escovar
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 259,103
Director Fees Paid as Shares | shares	34,269
Brian F. Maxted
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 220,000
Director Fees Paid as Shares | shares	13,280
Carlos E. Macellari
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 203,397
Director Fees Paid as Shares | shares	13,280
Marcela Vaca
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 205,870
Director Fees Paid as Shares | shares	13,280
Felipe Bayon
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Andres Ocampo
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Non-Executive Directors' Fees | James F. Park
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 0
Non-Executive Directors' Fees | Robert A. Bedingfield
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Constantin Papadimitriou
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	120,000
Non-Executive Directors' Fees | Somit Varma
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Sylvia Escovar
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Brian F. Maxted
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	120,000
Non-Executive Directors' Fees | Carlos E. Macellari
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	103,397
Non-Executive Directors' Fees | Marcela Vaca
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	105,870
Non-Executive Directors' Fees | Felipe Bayon
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Andres Ocampo
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 0